Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [table]
Non-trading derivatives	€ 2,120	€ 1,629
Other non-trading derivatives [member]
Disclosure of fair value measurement of liabilities [table]
Non-trading derivatives	1,278	857
Fair value hedges [member]
Disclosure of fair value measurement of liabilities [table]
Non-trading derivatives	270	444
Cash flow hedges [member]
Disclosure of fair value measurement of liabilities [table]
Non-trading derivatives	485	230
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of liabilities [table]
Non-trading derivatives	€ 88	€ 98